Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,414,465		$ 1,394,856
Unamortized discount and debt issuance costs	(10,020)		(15,214)
Total debt	1,404,445		1,379,642
Less current portion	(477,168)		(156,064)
Long-term debt	927,277		1,223,578
U.S. Dollar-denominated Revolving Credit Facility due in 2023
Debt Instrument [Line Items]
Total principal	250,000		165,000
Norwegian Krone-denominated Bonds due from 2023 to 2026
Debt Instrument [Line Items]
Total principal	290,703		323,193
Euro-denominated Term Loans due in 2023 and 2024
Debt Instrument [Line Items]
Total principal	82,300	€ 76.9	115,400	€ 101.5
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Total principal	$ 791,466		$ 791,271